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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   9/30/99
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Elijah Asset Management, LLC
                 -------------------------------
   Address:      100 Pine Street
                 -------------------------------
                 Suite 420
                 -------------------------------
                 San Francisco, CA  94111
                 -------------------------------

Form 13F File Number: 28-0001086505
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason J. Cimato
         -------------------------------
Title:   OPERATIONS MANAGER
         -------------------------------
Phone:   415-274-2488
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jason J. Cimato                 S.F., CA            11/11/99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]


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Form 13F - Elijah Asset Management, LLC

9/30/99

COLUMN 1                           COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5   COLUMN 6                 COLUMN 7    COLUMN 8
--------                           --------    --------    --------    --------   --------                 --------    --------

                SECURITY              CLASS       CUSIP       VALUE      SHARES    INVESTMENT DISCRETION      OTHER      VOTING
                                       OF                  (X $1,000)    AMOUNT            SHARED           MANAGERS    AUTHORITY
                                   SECURITIES                                              OTHER

Inktomi Corporation                  common    457277101           360      3,000                    3,000                   3,000
Sun Microsystems, Inc.               common    866810104           326      3,500                    3,500                   3,500
RealNetworks, Inc.                   common    75605l104           481      4,600                    4,600                   4,600
Tellabs Inc.                         common    879664100           273      4,800                    4,800                   4,800
Veritas Software                     common    923436109           410      5,400                    5,400                   5,400
ADC Telecommunications Inc           common    000886101           302      7,200                    7,200                   7,200
Atmel Corporation                    common    049513104           298      8,825                    8,825                   8,825
General Instrument Corporation       common    370120107           456      9,500                    9,500                   9,500
EBay, Inc                            common    278642103         3,682     26,100                   26,100                  26,100
Biogen, Inc.                         common    090597105         2,538     32,200                   32,200                  32,200
Qualcomm, Inc.                       common    747525103         6,830     36,100                   36,100                  36,100
DoubleClick Inc.                     common    258609304         4,574     38,400                   38,400                  38,400
Yahoo! Inc.                          common    984332106         7,108     39,600                   39,600                  39,600
Flextronics International            common    Y2573F102         2,645     45,450                   45,450                  45,450
KLA-Tencor Corp.                     common    482480100         4,388     67,500                   67,500                  67,500
Amazon.com                           common    023135106         6,635     83,000                   83,000                  83,000
JDS Uniphase Corp.                   common    46612j101        10,118     88,900                   88,900                  88,900
Nokia Corporation                    common    654902204         8,349     92,900                   92,900                  92,900
American Express Company             common    025816109        13,813    102,600                  102,600                 102,600
Eli Lilly & Company                  common    532457108         6,632    103,620                  103,620                 103,620
Lam Research Corporation             common    512807108         6,341    103,950                  103,950                 103,950
Solectron Corporation                common    834182107         7,641    106,400                  106,400                 106,400
LSI Logic Corporation                common    502161102         5,654    108,734                  108,734                 108,734
EMC Corporation                      common    268648102         8,586    120,300                  120,300                 120,300
Lucent Technologies                  common    549463107         8,693    134,000                  134,000                 134,000
Johnson & Johnson                    common    478160104        12,440    135,400                  135,400                 135,400
Wellpoint Health Network             common    94973h108         7,735    135,700                  135,700                 135,700
Gateway 2000, Inc                    common    367626108         6,072    138,000                  138,000                 138,000
Novellus Systems, Inc.               common    670008101         9,383    139,143                  139,143                 139,143
America Online, Inc.                 common    02364j104        14,642    140,700                  140,700                 140,700
Home Depot, Inc.                     common    437076102        10,081    146,900                  146,900                 146,900
Legato Systems Inc.                  common    524651106         6,500    149,100                  149,100                 149,100
Medtronic, Inc.                      common    585055106         5,814    163,500                  163,500                 163,500
Intuit, Inc.                         common    461202103        16,212    184,950                  184,950                 184,950
Royal Caribbean Cruises, LTD         common    v7780t103         9,095    202,100                  202,100                 202,100
Motorola, Inc                        common    620076109        17,794    202,200                  202,200                 202,200
Goldman Sachs Group, Inc.            common    38141G104        13,390    219,500                  219,500                 219,500
Morgan Stanley, Dean Witter Discove  common    617446448        19,969    223,900                  223,900                 223,900
Amgen                                common    031162100        19,945    244,720                  244,720                 244,720
Charles Schwab                       common    808513105         8,649    256,753                  256,753                 256,753
Merck & Co., Inc.                    common    589331107        16,848    259,950                  259,950                 259,950
Teradyne, Inc.                       common    880770102         9,179    260,400                  260,400                 260,400
Time Warner Inc.                     common    887315109        16,123    265,400                  265,400                 265,400
Oracle Corporation                   common    68389x105        13,159    289,200                  289,200                 289,200
BMC Software, Inc.                   common    055921100        21,736    303,740                  303,740                 303,740
Nortel Networks Corporation          common    656569100        15,764    309,100                  309,100                 309,100
Costco Wholesale Corp.               common    22160q102        22,720    315,550                  315,550                 315,550
Cisco Systems, Inc.                  common    17275r102        21,697    316,462                  316,462                 316,462
Merrill Lynch                        common    590188108        22,258    331,288                  331,288                 331,288
United Healthcare Corporation        common    910581107        16,722    343,455                  343,455                 343,455
Walmart                              common    931142103        17,015    357,750                  357,750                 357,750
Pfizer, Inc.                         common    717081103        13,415    373,300                  373,300                 373,300
Safeway Inc.                         common    786514208        15,455    406,050                  406,050                 406,050
MCIWorldCom, Inc.                    common    55268b106        29,541    411,000                  411,000                 411,000
Applied Materials, Inc.              common    038222105        32,532    417,750                  417,750                 417,750
Best Buy Company, Inc.               common    086516101        26,817    432,100                  432,100                 432,100
Citigroup Inc.                       common    17296710         20,178    458,600                  458,600                 458,600
Comcast Corp. Special CL-A (non-vot  common    200300200        18,309    459,150                  459,150                 459,150
Xilinx, Inc.                         common    983919101        30,659    467,850                  467,850                 467,850
Texas Instruments                    common    882508104        39,440    479,512                  479,512                 479,512
CVS Corporation                      common    126650100        20,233    495,750                  495,750                 495,750
Micron Technology, Inc.              common    595112103        33,820    508,100                  508,100                 508,100
Microsoft Corporation                common    594918104        47,885    528,750                  528,750                 528,750
Dell Computer                        common    247025109        22,782    544,857                  544,857                 544,857
Circuit City Stores, Inc.            common    172737108        25,038    593,500                  593,500                 593,500
Intel Corporation                    common    458140100        48,261    649,436                  649,436                 649,436
Walgreen Co.                         common    931422109        17,468    688,400                  688,400                 688,400
Staples, Inc.                        common    855030102        16,894    774,525                  774,525                 774,525

                                                               946,802         68

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                           --------------------

Form 13F Information Table Entry Total:                             68
                                                           --------------------

Form 13F Information Table Value Total:                    $   946,802
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]